Revenue - Summary of Rewards Earned By Retail Customers are Deducted From Revenue (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
REVENUE	₸ 1,913,490	₸ 1,270,592	₸ 884,822
Fee revenue	1,027,545	724,742	519,474
Interest revenue	833,516	574,426	422,075
Retail Revenue	68,807
Rewards	(39,578)	(44,960)	(51,981)
Other gains (losses)	₸ 23,200	₸ 16,384	₸ (4,746)